UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07276 )

Exact name of registrant as specified in charter: Putnam California Investment Grade Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

Putnam California Investment Grade

Municipal Trust

The fund's portfolio
1/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized

MUNICIPAL BONDS AND NOTES (120.6%)(a)

	Rating (RAT)	Principal amount	Value

California (120.2%)

ABAG Fin. Auth. COP
(American Baptist Homes), Ser. A, 6.2s, 10/1/27	BB+	$500,000	$509,265
(Odd Fellows Home), 6s, 8/15/24	A	1,000,000	1,044,490
Alhambra, Unified School Dist. G.O. Bonds (Election of 2004), Ser. A, FGIC, 5s, 8/1/25	Aaa	1,880,000	1,987,705
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.), MBIA, 5 1/4s, 10/1/22	Aaa	1,530,000	1,649,003
Beverly Hills, Unified School Dist. G.O. Bonds (Election of 2002), Ser. B, 5s, 8/1/20	Aa2	1,325,000	1,414,782
CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	500,000	516,230
CA Edl. Fac. Auth. Rev. Bonds (Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	750,000	744,668
CA Hlth. Fac. Auth. Rev. Bonds
(Cedars-Sinai Med. Ctr.), Ser. A, 6 1/4s, 12/1/34 (Prerefunded)	A3	750,000	834,375
(Sutter Hlth.), Ser. A, MBIA, 5 3/8s, 8/15/30	Aaa	1,600,000	1,665,376
CA Hlth. Fac. Fin. Auth. Rev. Bonds (Cedars Sinai Med. Ctr.), 5s, 11/15/15	A3	100,000	106,772
CA Hsg. Fin. Agcy. Rev. Bonds
(Multi-Fam. Hsg. III), Ser. B, MBIA, 5 1/2s, 8/1/39	Aaa	1,665,000	1,704,860
(Home Mtge.), Ser. C, FGIC, 3.7s, 2/1/13	Aaa	1,000,000	996,950
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.),
Ser. A-2, 5.4s, 4/1/25	BBB	240,000	252,245
CA State G.O. Bonds
5 3/4s, 12/1/29 (Prerefunded)	Aaa	1,320,000	1,447,472
5 3/4s, 12/1/29	A	680,000	739,772
5 1/4s, 12/1/23	A2	1,000,000	1,069,460
5 1/8s, 4/1/23	A2	250,000	264,055
5s, 5/1/24	A2	2,000,000	2,093,300
CA State Dept. of Wtr. Resources Rev. Bonds
(Center Valley), Ser. J-2, 7s, 12/1/12	Aa2	4,000,000	4,784,400
Ser. A, AMBAC, 5 1/2s, 5/1/16	Aaa	1,000,000	1,118,710
CA State U. Syst. Rev. Bonds, Ser. A, AMBAC, 5s, 11/1/33	Aaa	2,290,000	2,366,578
CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	950,000	954,380
CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds (Hsg. Equity Res.), Ser. B,
5.2s, 12/1/29	A-	850,000	873,962
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	455,000	479,779
(Thomas Jefferson School of Law), Ser. B, 4 7/8s, 10/1/31	BBB-	470,000	463,401
CA Statewide Cmntys. Dev. Auth. Apt. Mandatory Put Bonds (Irvine Apt. Cmntys.),
Ser. A-3, 5.1s, 5/17/10	Baa2	700,000	724,304
CA Tobacco Securitization Agcy. Rev. Bonds (Gold Cnty. Funding Corp.), 5 3/4s,
6/1/27	Baa3	985,000	1,026,744
Capistrano, Unified School Dist. Cmnty. Fac. Special Tax Bonds (Ladera), Ser. 98-2, 5
3/4s, 9/1/29 (Prerefunded)	BBB/P	1,000,000	1,096,590
Central CA Joint Pwr. Hlth. Fin. Auth. COP (Cmnty. Hosp. of Central CA)
6s, 2/1/30	Baa2	200,000	208,140
6s, 2/1/20	Baa2	500,000	526,270
Cerritos, Cmnty. College Dist. G.O. Bonds (Election of 2004), Ser. A, MBIA
5s, 8/1/24 (Prerefunded)	Aaa	1,620,000	1,777,982
5s, 8/1/24	Aaa	125,000	132,265
Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds (Election of 2004), Ser. A,
MBIA, 5s, 8/1/25	Aaa	1,945,000	2,046,685
Chula Vista Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	A1	225,000	227,995
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %, 8/1/21	BBB	1,500,000	609,615
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	500,000	503,380
Desert, Cmnty. College Dist. G.O. Bonds, Ser. A, MBIA, 5s, 8/1/26 (Prerefunded)	Aaa	2,000,000	2,191,080
Duarte, COP, Ser. A, 5 1/4s, 4/1/31	Baa1	1,000,000	1,010,730
Folsom Cordova, Unified School Dist. No. 2 G.O. Bonds (Election of 2002), Ser. B,
FSA, 5s, 10/1/28	Aaa	1,275,000	1,334,198
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Roads), 5 3/4s, 1/15/40	Baa3	1,200,000	1,225,980
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-3, 7 7/8s, 6/1/42	BBB	300,000	359,676
Ser. 03 A-1, 6 1/4s, 6/1/33	BBB	1,000,000	1,092,480
Ser. B, 5 5/8s, 6/1/38 (Prerefunded)	Aaa	1,500,000	1,679,685
Jurupa, Unified School Dist. G.O. Bonds (Election of 2001), FGIC, 5s, 8/1/25	Aaa	1,920,000	2,016,614
Los Angeles, Sanitation Equip. Rev. Bonds, Ser. A, AMBAC, 5s, 2/1/24	Aaa	1,130,000	1,188,500
Los Angeles, Wtr. & Pwr. Rev. Bonds (Pwr. Syst.), Ser. B, FSA, 5 1/8s, 7/1/20	Aaa	2,000,000	2,140,360
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B, 5 3/4s, 8/1/32	BBB+	500,000	529,605
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), 5 7/8s,
7/1/26	A3	500,000	533,250
Sacramento, Special Tax (North Natomas Cmnty. Fac.), Ser. 97-01, 5s, 9/1/29	BB/P	750,000	748,935
Sacramento, City Unified School Dist. G.O. Bonds (Election 1999), Ser. D, FSA, 5s,
7/1/28	Aaa	2,000,000	2,087,960
San Diego, Assn. of Bay Area Governments Fin. Auth. For Nonprofit Corps. Rev.
Bonds (San Diego Hosp.), Ser. A, 6 1/8s, 8/15/20	Baa1	100,000	108,703
San Jose Fin. Auth. Rev. Bonds (Civic Ctr.), Ser. B, AMBAC, 5s, 6/1/27	Aaa	2,000,000	2,064,420
San Jose, Redev. Agcy. Tax Alloc. (Merged Area Redev.), FGIC, 5s, 8/1/27	Aaa	1,270,000	1,320,660
San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.), AMBAC, 5s, 12/1/34	Aaa	1,000,000	1,030,830
San Juan, Basin Auth. Lease Rev. Bonds (Ground Wtr. Recvy.), AMBAC, 5s, 12/1/22	Aaa	1,000,000	1,048,820
San Ramon Valley, Unified School Dist. G.O. Bonds (Election of 2002), FSA, 5s,
8/1/24	Aaa	1,425,000	1,502,620

Santa Barbara, Elementary School Dist. G.O. Bonds (Election of 1998), Ser. B, FSA,
5s, 8/1/29	Aaa	1,000,000	1,047,920
Santa Maria, Joint Unified High School Dist. G.O. Bonds, Ser. A, FSA, 5 1/4s, 8/1/25	Aaa	1,500,000	1,641,000
Sierra View, Hlth. Care Dist. Rev. Bonds, 5.4s, 7/1/22	BBB+	500,000	517,195
Southern CA Wtr. Wks., Metro Wtr. Dist. Rev. Bonds, Ser. B
MBIA, 4 3/4s, 7/1/21	Aaa	595,000	597,178
MBIA, 4 3/4s, 7/1/21 (Prerefunded)	Aaa	15,000	15,106
MBIA, U.S. Govt. Coll., 4 3/4s, 7/1/21 (Prerefunded)	Aaa	390,000	392,753
State Center, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. A, MBIA, 5
1/4s, 8/1/25	Aaa	1,125,000	1,207,834
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B, 6s, 6/1/43	Ba1	500,000	518,295
Torrance, Memorial Med. Ctr. Rev. Bonds, Ser. A, 6s, 6/1/22	A1	500,000	554,875
Tustin, Unified School Dist. Special Tax (Cmnty. Fac. Dist. No. 97-1), FSA, 5s, 9/1/32	Aaa	1,000,000	1,030,460
U. of CA Rev. Bonds, Ser. A, AMBAC, 5 1/8s, 5/15/18	Aaa	1,000,000	1,074,990
Vacaville, Unified School Dist. G.O. Bonds (Election of 2001), MBIA, 5s, 8/1/30	Aaa	1,000,000	1,046,950
Vallejo, COP (Marine World Foundation), 7s, 2/1/17	BBB-/P	800,000	835,664
Victor, Elementary School Dist. COP (School Construction Refinancing), MBIA, 6.45s,
5/1/18	Aaa	3,345,000	4,022,664
West Contra Costa Unified School Dist. G.O. Bonds (Election of 2002), Ser. C, FGIC,
5s, 8/1/29	Aaa	2,170,000	2,266,131
WM S. Hart, Unified High School Dist. G.O. Bonds, Ser. A, MBIA, 5s, 9/1/23	Aaa	1,000,000	1,054,750

			82,000,831

Puerto Rico (0.4%)

PR Muni. Fin. Agcy. Ser. A, 5s, 8/1/10	Baa2	250,000	262,602

TOTAL INVESTMENTS
Total investments (cost $77,541,008) (b)			$82,263,433

NOTES

(a) Percentages indicated are based on net assets of $68,239,863.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2006. Securities rated by Putnam are indicated by "/P".

(b) The aggregate identified cost on a tax basis is $77,541,008, resulting in gross unrealized appreciation and depreciation of $4,784,567 and $62,142, respectively, or net unrealized appreciation of $4,722,425.

The rates shown on Mandatory Put Bonds are the current interest rates at January 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at January 31, 2006 (as a percentage of net assets):

Water & sewer 14.7%
Health care 12.5

The fund had the following insurance concentrations greater than 10% at January 31, 2006 (as a percentage of net assets):

MBIA 28.6%
FSA 15.8
AMBAC 14.5
FGIC 12.6

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the
Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the
Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at
www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Investment Grade Municipal

By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 29, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 29, 2006